Net Loss per Share of Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share, Basic and Diluted [Abstract]
Net Loss per Common Share

Note 3. Net Loss per Share of Common Stock

Basic net loss per share is computed by dividing the net loss for the period by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing the net loss for the period by the weighted-average number of shares of common stock plus dilutive potential common stock considered outstanding during the period. However, as the Company generated net loss in all periods presented, some potentially dilutive securities, including certain warrants and stock options, were not reflected in diluted net loss per share because the impact of such instruments was anti-dilutive.
The table below presents the computation of basic and diluted net loss per share of common stock:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Basic Numerator:
Loss from attributable to shares of common stock	$(10,807)	$(8,509)	$(14,762)	$(15,485)
Net loss attributable to shares of common stock	$(10,807)	$(8,509)	$(14,762)	$(15,485)
Basic Denominator:
Weighted average number of shares of common stock outstanding during the period	14,993,686	9,469,162	14,576,183	9,405,181
Basic common stock shares outstanding	14,993,686	9,469,162	14,576,183	9,405,181
Basic net loss per common stock share	$(0.72)	$(0.90)	$(1.01)	$(1.65)
Diluted Numerator:
Net loss attributable to shares of common stock	$(10,807)	$(8,509)	$(14,762)	$(15,485)
Increase in net loss attributable to derivative liabilities and interest expense	—	—	—	—
Diluted net loss attributable to shares of common stock	$(10,807)	$(8,509)	$(14,762)	$(15,485)
Diluted Denominator:
Basic common stock shares outstanding	14,993,686	9,469,162	14,576,183	9,405,181
Weighted average number of derivative liabilities in the money	—	—	—	—
Diluted common stock shares outstanding	14,993,686	9,469,162	14,576,183	9,405,181
Diluted net loss per common stock share	$(0.72)	$(0.90)	$(1.01)	$(1.65)
Net loss per share data presented excludes from the calculation of diluted net loss the following potentially dilutive securities, as they had an anti-dilutive impact:
Vested and unvested options outstanding to purchase an equal number of shares of common stock of the Company	1,492,434	888,047	1,492,434	888,047
Unvested RSUs to issue an equal number of shares of common stock of the Company	7,808	60,990	7,808	60,990
Warrants to purchase an equal number of shares of common stock of the Company	1,006,679	956,679	1,006,679	956,679
Conversion feature of senior secured notes	—	1,250,000	159,462	1,250,000
Total number of potentially dilutive instruments, excluded from the calculation of net loss per share	2,506,921	3,155,716	2,666,383	3,155,716

Note 3. Net Loss per Common Share

On November 27, 2015, the Company effected a one-for-ten reverse stock split of its issued and outstanding shares of common stock. As a result, all references to number of shares of common stock, price per share and weighted average shares of common stock have been adjusted to reflect the one-for-ten reverse stock split on a retroactive basis for all periods presented, unless otherwise noted.
The table below presents the computation of basic and diluted net losses per common share:

	For the year ended December 31,
	2015	2014
Basic Numerator:
Loss from continuing operations attributable to shares of common stock	$(11,157)	$(109,222)
Loss from discontinued operations attributable to shares of common stock	—	(455)
Net loss attributable to shares of common stock	$(11,157)	$(109,677)
Basic Denominator:
Weighted average number of shares of common stock outstanding during the year	10,217,734	8,964,033
Weighted average number of penny stock options	—	—
Basic common stock shares outstanding	10,217,734	8,964,033
Basic loss per common stock share from continuing operations	$(1.09)	$(12.18)
Basic loss per common stock share from discontinued operations	—	(0.06)
Basic net loss per common stock share	$(1.09)	$(12.24)
Diluted Numerator:
Net loss from continuing operations attributable to shares of common stock	$(11,157)	$(109,222)
Increase in net loss attributable to derivative warrants	—	(2,201)
Diluted net loss from continuing operations attributable to shares of common stock	(11,157)	(111,423)
Diluted net loss from discontinued operations attributable to shares of common stock	—	(455)
Diluted net loss attributable to shares of common stock	$(11,157)	$(111,878)
Diluted Denominator:
Basic common stock shares outstanding	10,217,734	8,964,033
Shares assumed issued upon exercise of derivative warrants during the year	—	84,941
Diluted common stock shares outstanding	10,217,734	9,048,974
Diluted loss per common stock share from continuing operations	$(1.09)	$(12.31)
Diluted loss per common stock share from discontinued operations	—	(0.05)
Diluted net loss per common stock share	$(1.09)	$(12.36)
Net loss per share data presented excludes from the calculation of diluted net loss the following potentially dilutive securities, as they had an anti-dilutive impact:
Both vested and unvested options to purchase an equal number of shares of common stock of the Company	871,484	805,235
Unvested RSUs to issue an equal number of shares of common stock of the Company	53,280	119,636
Warrants to purchase an equal number of shares of common stock of the Company	1,006,679	1,655,324
Conversion feature of Senior Secured Notes	1,250,000	—
Total number of potentially dilutive instruments, excluded from the calculation of net loss per share	3,181,443	2,580,195